Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 347,160
Capital commitments	25,947
Total	373,107
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	338,910
Capital commitments	25,947
Total	364,857
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	5,090
Total	5,090
More than three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	3,160
Total	¥ 3,160